Derivative Instruments - Schedule of Notional Amounts of Trading Derivatives (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		$ 25,192,367	$ 13,355,846
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,855,607	1,460,001
Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,002,323	780,954
Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,751	4,035
Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	679,927	564,366
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		155,533	125,144
Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		20,328	18,574
Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		36,071	35,285
Credit Contracts [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		39,561	26,937
Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		24,687,630	12,946,853
Trading Derivatives [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		471,160	304,801
Trading Derivatives [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		22,213,397	11,079,640
Trading Derivatives [Member] | Interest rate swap contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		390,490	167,264
Trading Derivatives [Member] | Interest rate swap contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		282,189	156,780
Trading Derivatives [Member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		16,390,827	9,254,984
Trading Derivatives [Member] | Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		3,414,449	132,653
Trading Derivatives [Member] | Interest rate swap contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		1,735,442	1,367,959
Trading Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,807,979	1,410,331
Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	80,148	52,994
Trading Derivatives [Member] | Foreign exchange contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	91,458	57,652
Trading Derivatives [Member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,751	4,035
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	64,100	54,169
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	891,272	677,765
Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	679,250	563,716
Trading Derivatives [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		155,533	125,144
Trading Derivatives [Member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		49,426	35,716
Trading Derivatives [Member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		49,708	35,569
Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		20,328	18,574
Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		36,071	35,285
Trading Derivatives [Member] | Credit Contracts [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		39,561	26,937
Trading Derivatives [Member] | Credit Contracts [Member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		23,350	16,927
Trading Derivatives [Member] | Credit Contracts [Member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		16,211	10,010
Trading Derivatives [Member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		2,365,845	1,737,792
Trading Derivatives [Member] | Exchange Traded [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		333,126	189,112
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		1,898,706	1,443,479
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		136,796	37,264
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		26,468	38,256
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		1,735,442	1,367,959
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	8,571	8,168
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	3,572	1,851
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	3,248	2,282
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,751	4,035
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		125,442	97,033
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		43,931	30,397
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		45,440	31,351
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		36,071	35,285
Trading Derivatives [Member] | Over the Counter [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		22,321,785	11,209,061
Trading Derivatives [Member] | Over the Counter [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		138,034	115,689
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		20,314,691	9,636,161
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		253,694	130,000
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		255,721	118,524
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		16,390,827	9,254,984
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		3,414,449	132,653
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,799,408	1,402,163
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	76,576	51,143
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	88,210	55,370
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	64,100	54,169
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	891,272	677,765
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	679,250	563,716
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		30,091	28,111
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		5,495	5,319
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		4,268	4,218
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		20,328	18,574
Trading Derivatives [Member] | Over the Counter [member] | Credit Contracts [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		39,561	26,937
Trading Derivatives [Member] | Over the Counter [member] | Credit Contracts [Member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		23,350	16,927
Trading Derivatives [Member] | Over the Counter [member] | Credit Contracts [Member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		$ 16,211	$ 10,010

[1]	Gold contracts are included in foreign exchange contracts.